Shareholders' Equity	6 Months Ended
Sep. 30, 2022
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2022 and March 31, 2022 was as follows:

	At September 30, 2022	At March 31, 2022
Shares outstanding	1,374,691,194	1,374,362,102
Shares in treasury	3,466,127	3,542,321
The total number of authorized shares of common stock was 3,000 million at September 30, 2022 and March 31, 2022 with no stated value.
On November 14, 2022, the Company announced the progress of the repurchase of its own shares pursuant to the resolution of the board of directors held on November 12, 2021. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 33,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between November 15, 2021 and November 11, 2022. However, its share repurchases were suspended during periods in which it may have been deemed to hold material non-public
information. As a result, the repurchase period beginning November 15, 2021 ended without any repurchase of shares.
Simultaneously, the Company announced that the board of directors resolved to repurchase shares of the Company’s common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 61,000,000 shares of its common stock and (ii) an aggregate of ¥200 billion between November 15, 2022 and May 31, 2023. The cancellation of the repurchased shares is scheduled on June 20, 2023.

During November 2022, the Company entered into contracts to repurchase
4,593,700
shares of common stock for ¥
21
billion in aggregate.

Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2022 and March 31, 2022.

	At September 30, 2022		At March 31, 2022
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—